Organization And Business	8 Months Ended
Sep. 30, 2021
Disclosure Text Block [Abstract]
Organization And Business
NOTE 1. ORGANIZATION AND BUSINESS
Organization
On August 27, 2021 (the “Closing Date”), Good Works Acquisition Corp. (“GWAC”), a special purpose acquisition company, consummated the Agreement and Plan of Merger dated as of March 4, 2021 (the “Merger Agreement”), by and among GWAC, Currency Merger Sub, Inc. (“Merger Sub”), a wholly-owned direct subsidiary of GWAC, and Cipher Mining Technologies Inc. (“Cipher”).
Pursuant to the terms of the Merger Agreement, Merger Sub merged with and into Cipher, the separate corporate existence of Merger Sub ceasing and Cipher being the surviving corporation and a wholly-owned subsidiary of GWAC (the “Merger” and, together with the other transactions contemplated by the Merger Agreement, the “Business Combination”). Following the Business Combination, the combined company was named Cipher Mining Inc. (“Cipher Mining” or the “Company”). The Company comprises all of GWAC’s and Cipher’s operations.
Business
The Company is an emerging technology company that operates in the Bitcoin mining ecosystem in the United States. Specifically, the Company plans to develop and grow a cryptocurrency mining business, specializing in Bitcoin. As a stand-alone, U.S.-based cryptocurrency mining business, the Company plans to begin its initial buildout phase with a set-up
of cryptocurrency mining facilities (or sites) in at least four cities in the United States (three in Texas and one in Ohio).
Cipher was established on January 7, 2021, in Delaware, by Bitfury Top Holdco B.V. and its subsidiaries (“Bitfury Top Holdco” and, with its subsidiaries, the “Bitfury Group”), a global full-service blockchain and technology specialist and one of the leading private infrastructure providers in the blockchain ecosystem. Upon completion of the Business Combination (as defined above), Bitfury Top HoldCo (together with Bitfury Holding B.V., a subsidiary of Bitfury Top HoldCo, and referred to herein as “Bitfury Holding”) beneficially owned approximately 83.4% of the Company’s common stock with sole voting and sole dispositive power over those shares and, as a result, the Bitfury Group has control of the Company as defined in Financial Accounting Standard Board (“FASB”) Accounting Standards Codification (“ASC”) 810, “Consolidation.”
Risks and uncertainties
Limited business history and capital resources
As of January 31, 2021, and continuing until the consummation of the Business Combination on the Closing Date when the Company received net transaction proceeds of $383.9 million, there was substantial doubt about Cipher’s ability to continue as a going concern. Following the Business Combination, management believes that the substantial doubt was alleviated and its existing financial resources are sufficient to meet its operating and capital requirements for at least 12 months from the date these financial statements are issued.
Having been incorporated on January 7, 2021, there is no historical financial information about the Company upon which to base an evaluation of its performance and the Company has not generated any revenues from its business to date. There is no guarantee that the Company will be successful in its business plans. The business is subject to risks inherent in the establishment of a new business enterprise, including limited capital resources, possible delays in the exploration and/or development, and possible cost overruns due to price and cost increases in services. Management of the Company has no current intention of entering into a merger or acquisition within the next twelve months and has a specific business plan and timetable to complete the Company’s
12-month
plan of operation. The Company may require additional capital to pursue certain business opportunities or respond to technological advancements, competitive dynamics or technologies, customer demands, challenges, acquisitions or unforeseen circumstances. Additionally, the Company has incurred and expects to continue to incur significant costs related to becoming a public company. Accordingly, the Company may in the future engage in equity or debt financings or enter into credit facilities for the above-mentioned or other reasons; however, the Company may not be able to timely secure additional debt or equity financings on favorable terms, if at all. If the Company raises additional funds through equity financing, its existing stockholders could experience significant dilution. Furthermore, any debt financing obtained by the Company in the future could involve restrictive covenants relating to the Company’s capital raising activities and other financial and operational matters, which may make it more difficult for the Company to obtain additional capital and to pursue business opportunities. If the Company is unable to obtain adequate financing on terms that are satisfactory to the Company, when the Company requires it, the Company’s ability to continue to grow or support the business and to respond to business challenges could be significantly limited.
COVID-19
The impact of the coronavirus
(“COVID-19”)
outbreak on the Company’s results of operations, financial position and cash flows will depend on future developments, including the duration and spread of the outbreak and related advisories and restrictions. These developments and the impact of
COVID-19
on the financial markets and the overall economy are highly uncertain and cannot be predicted. If the financial markets and/or the overall economy are impacted for an extended period, the Company’s results of operations, financial position and cash flows may be materially adversely affected.